Bank Loans (Details) - Schedule of short-term loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Bank loans total	$ 410,324	$ 592,115
Bank credit [Member]
Short-Term Debt [Line Items]
Interest rate	5.05%
Current maturities of long-term loans	$ 49,655	442,854
Current maturities of long-term loans [Member]
Short-Term Debt [Line Items]
Current maturities of long-term loans	$ 360,669	$ 149,261
Minimum [Member] | Current maturities of long-term loans [Member]
Short-Term Debt [Line Items]
Interest rate	3.10%
Maximum [Member] | Current maturities of long-term loans [Member]
Short-Term Debt [Line Items]
Interest rate	5.80%